Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (Loss)	$ (5,348,000)	$ (3,451,000)	$ (9,463)	$ (3,100)
Adjustments to reconcile net income or (loss) to net cash used in operating activities:
Depreciation (including discontinued operations)	73,000	49,000	58,000	67,000
Increase in bad debt allowance on note receivables			51,000	23,000
Amortization of debt issuance costs and pre-paids	55,000
Legendary Investment sale and write off		49,000	14,000
Increase in reserves and impairments		463,000	448,000	784,000
Recapture of impairments from REOs sold				(708,000)
Loss from REOs sold (discontinued operations)		44	83	250
(Gain) Loss on sale of investments and assets held	131,000	132,000	45,000	(33,000)
Beneficial Conversion			325,000
Loss on sale of Boston property (discontinued operations)			110,000
(Gain) on extinguishment of notes payables	(196,000)
Stock based compensation and warrant expense	2,103,000	990,000	5,059,000	118,000
Stock for Services	559	-	298
Net change in operating assets and liabilities	54,000	295,000
Changes in operating assets and liabilities:
Decrease (increase) in deposits, prepaid expenses and other assets				(197,000)
Decrease in mortgage loans receivable (See Supplemental Information below)				1,246,000
Decrease (increase) in income tax receivable			489,000	(489,000)
Increase (decrease) in accrued interest and expenses			(36,000)	83,000
Increase in accounts payable			182,000	122,000
Increase (Decrease) in accrued liabilities and other			131,000	(88,000)
Net Cash (Used in) Operating Activities	(2,569,000)	(1,429,000)	(2,205,000)	(1,922,000)
Investments (increased)/decreased:
Boston real estate and other residential real estate		1,925,000	(381,000)	(289,000)
Proceeds from Boston real estate			1,925,000
Marketable securities purchased				(124,357,000)
Proceeds from marketable securities sold				124,533,000
Proceeds from REO properties and other assets sold		498,000	863,000	2,710,000
Proceeds from asset held for sale		176,000	176,000
Proceeds from fixed assets sold		18,000	19,000
Purchase of property, equipment and software	(978,000)	(131,000)	(131,000)	(17,000)
Decrease in note receivable				155,000
Purchase of land, water shares, infrastructure	(1,032,000)	(8,423,000)	(8,012,000)	(2,711,000)
Dam construction	(20,000)	(310,000)	(326,000)	(163,000)
Other assets			3,000	3,000
Net Cash Provided by/(Used in) Investing Activities	(2,030,000)	(6,247,000)	(5,964,000)	(136,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332,000
Payment of offering costs	(653,000)
Payment on convertible notes	(38,000)
Payment on Note Payable	(1,254,000)
Payment for settlement of note payable	(105,000)
(Decrease) in short term borrowings		(950,000)
Options and warrants exercised	613,000			10,000
Increase in long term borrowings		6,951,000	6,951,000	2,175,000
Paydown of real estate loans			(950,000)	(441,000)
Retirement of Common Stock		(5,000)	(5,000)	(94,000)
Private placement - net of offering costs		2,204,000	2,202,000	150,000
Net Cash Provided by Financing Activities	5,895,000	8,200,000	8,198,000	1,800,000
Net Increase in Cash & Cash Equivalents	1,296,000	524,000	29,000	(258,000)
Beginning Cash & Cash Equivalents	645,000	616,000	616,000	874,000
Ending Cash & Cash Equivalents	1,941,000	1,140,000	645,000	616,000
Supplemental Disclosure of Cash Flow Information
Non cash settlement on short term mortgages and transfers				3,864
Non cash retirement/disposal of fixed assets				(77)
Non-controlling interest			4,000	2,850,000
Cash paid for interest	353,000	88,000	526,000	107,000
Cash received from income tax refunds		501,000	501,000	75,000
Conversion of note receivable for loan on land		295,000	295,000
Common stock issued for land and water share purchase		500	500
Increase in water shares due to acquisition costs		174
Increase in note receivable from sale of Legendary Investment			9,000
Increase of Additional Paid In Capital due to stock options issued				10,000
Common stock issued in conjunction with extinguishment of notes payable	3,056
Acquisition of Orlando Reservoir for seller financed note payable	187,000
Stock issued for partial payment for the purchase of Orlando Reservoir Number Two, LLC	1,557
Stock issued for non-controlling interest in HCIC			11,379
Recovery of BPZ shares				143
Equipment purchases financed	146,000
Fair value of warrants issued with Series B offering	1,675,000
Warrants for debt issuance costs	174,000
Related party note receivable exchanged for property				$ 160,000